Allowance for Finance Receivable Losses	3 Months Ended
Mar. 31, 2016
Loans and Leases Receivable, Allowance [Abstract]
Allowance for Finance Receivable Losses
Allowance for Finance Receivable Losses

Changes in the allowance for finance receivable losses by finance receivable type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Consolidated Total

Three Months Ended March 31, 2016
Balance at beginning of period	$173	$4	$46	$1	$224
Provision for finance receivable losses	73	14	4	—	91
Charge-offs	(89)	(17)	(2)	(1)	(109)
Recoveries	11	3	1	—	15
Other *	—	(4)	—	—	(4)
Balance at end of period	$168	$—	$49	$—	$217

Three Months Ended March 31, 2015
Balance at beginning of period	$130	$3	$46	$1	$180
Provision for finance receivable losses	55	20	4	—	79
Charge-offs	(61)	(22)	(6)	(1)	(90)
Recoveries	8	2	1	1	12
Balance at end of period	$132	$3	$45	$1	$181

*
Consists of the elimination of allowance for finance receivable losses due to the sale of the SpringCastle Portfolio on March 31, 2016, in connection with the sale of our equity interest in the SpringCastle Joint Venture. See Note 2 for further information on this sale.

Included in the allowance for finance receivable losses are allowances associated with securitizations that totaled $113 million at March 31, 2016 and $128 million at December 31, 2015. See Note 11 for further discussion regarding our securitization transactions.

The allowance for finance receivable losses and net finance receivables by type and by impairment method were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

March 31, 2016
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	$157	$—	$—	$—	$157
Purchased credit impaired finance receivables	—	—	14	—	14
TDR finance receivables	11	—	35	—	46
Total	$168	$—	$49	$—	$217

Finance receivables:
Collectively evaluated for impairment	$4,347	$—	$366	$19	$4,732
Purchased credit impaired finance receivables	—	—	41	—	41
TDR finance receivables	31	—	110	—	141
Total	$4,378	$—	$517	$19	$4,914

Allowance for finance receivable losses as a percentage of finance receivables	3.83%	—%	9.44%	2.91%	4.42%

December 31, 2015
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	$164	$—	$—	$1	$165
Purchased credit impaired finance receivables	—	—	12	—	12
TDR finance receivables	9	4	34	—	47
Total	$173	$4	$46	$1	$224

Finance receivables:
Collectively evaluated for impairment	$4,271	$1,340	$387	$23	$6,021
Purchased credit impaired finance receivables	—	350	42	—	392
TDR finance receivables	29	13	109	—	151
Total	$4,300	$1,703	$538	$23	$6,564

Allowance for finance receivable losses as a percentage of finance receivables	4.01%	0.25%	8.72%	3.46%	3.42%